SCHEDULE OF CONSIDERATION TRANSFERRED FOR ALLOCATION TO ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - DM Lab Co., LTD [Member]	May 03, 2023 USD ($)
Business Acquisition [Line Items]
In-process research and development intangible asset	$ 17,000,000
Property and equipment	721,916
Accounts payable	(57,700)
Accrued expenses	(249,779)
Short-term debt	(1,144,575)
Total assets acquired and liabilities assumed	16,269,862
Total consideration	$ 16,269,862